Transactions with Related Parties (Details) - Schedule of related party balances - USD ($)	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Shareholder [Member]
Transactions with Related Parties (Details) - Schedule of related party balances [Line Items]
Related party balances	$ 70,391,787	$ 70,442,948	$ 71,017,816	$ 70,761,998	$ 70,995,455	$ 47,717,763
HBS Investments LP [Member]
Transactions with Related Parties (Details) - Schedule of related party balances [Line Items]
Related party balances	10,381	5,300	4,187	17,479	13,388
H Capital International LP [Member]
Transactions with Related Parties (Details) - Schedule of related party balances [Line Items]
Related party balances	9,983	5,302	4,189	16,975	11,056
O2 Investments Limited as GP [Member]
Transactions with Related Parties (Details) - Schedule of related party balances [Line Items]
Related party balances	9,272	5,775	5,191	9,303	6,181
SBD International LP [Member]
Transactions with Related Parties (Details) - Schedule of related party balances [Line Items]
Related party balances	50,014	48,470	47,357	17,851	13,760
SD Holding Limited as GP [Member]
Transactions with Related Parties (Details) - Schedule of related party balances [Line Items]
Related party balances	21,842	21,842	19,938	9,850	6,984
Gyan Investments Ltd [Member]
Transactions with Related Parties (Details) - Schedule of related party balances [Line Items]
Related party balances	9,010	5,864	5,280	9,555	6,181
Shareholder [Member]
Transactions with Related Parties (Details) - Schedule of related party balances [Line Items]
Related party balances		$ 2,041,927	$ 2,041,927	$ 2,041,927